Consolidated Statements of Equity (FY) - USD ($)	Total	Common Stock Class C	Common Stock Class C Previously Reported [Member]	Common Stock Class S	Common Stock Class S Previously Reported [Member]	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported [Member]	Cumulative Distributions and Net Losses	Total Modiv Inc. Equity	Noncontrolling Interest in the Operating Partnership
Beginning balance (in shares) at Dec. 31, 2018		4,314,431		5,865
Beginning balance at Dec. 31, 2018	$ 103,092,769	$ 12,943		$ 18		$ 119,247,245		$ (16,167,437)	$ 103,092,769	$ 0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		1,286,660		56,337
Issuance of common stock in offerings	40,908,373	$ 3,860		$ 169		40,904,344			40,908,373
Issuance of common stock in merger (in shares)		2,680,741
Issuance of common stock in merger	81,708,971	$ 8,042				81,700,929			81,708,971
Contribution of equity in self-management transaction	50,603,000									50,603,000
Stock issued as compensation expense (in shares)		10,335
Stock issued as compensation expense	315,000	$ 31				314,969			315,000
Offering costs	(1,716,672)					(1,716,672)			(1,716,672)
Reclassification to redeemable common stock	(7,484,065)					(7,484,065)			(7,484,065)
Shares eliminated in self-management transaction (in shares)		(3,580)
Shares eliminated in self-management transaction	(107,400)	$ (10)				(107,390)			(107,400)
Repurchases of common stock (in shares)		(406,098)
Repurchases of common stock	(12,145,903)	$ (1,219)				(12,144,684)			(12,145,903)
Distributions declared	(10,585,519)							(10,585,519)	(10,585,519)
Net loss	(4,415,992)							(4,415,992)	(4,415,992)
Ending balance (in shares) at Dec. 31, 2019		7,882,489		62,202
Ending balance at Dec. 31, 2019	240,172,562	$ 7,882	$ 23,647	$ 62	$ 187	220,730,566	$ 220,714,676	(31,168,948)	189,569,562	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		486,043		993
Issuance of common stock in offerings	14,092,239	$ 486		$ 1		14,091,752			14,092,239
Stock issued as compensation expense (in shares)		4,227
Stock issued as compensation expense	129,583	$ 4				129,579			129,583
Class P OP Units compensation	177,567					177,567			177,567
Offering costs	(822,921)					(822,921)			(822,921)
Reclassification to redeemable common stock	4,393,863					4,393,863			4,393,863
Distributions declared	(7,459,393)							(7,459,393)	(7,459,393)
Net loss	(51,033,196)							(51,033,196)	(51,033,196)
Ending balance (in shares) at Jun. 30, 2020		8,045,711		62,550
Ending balance at Jun. 30, 2020	189,662,529	$ 8,045		$ 63		228,712,958		(89,661,537)	139,059,529	50,603,000
Beginning balance (in shares) at Dec. 31, 2019		7,882,489		62,202
Beginning balance at Dec. 31, 2019	240,172,562	$ 7,882	23,647	$ 62	187	220,730,566	220,714,676	(31,168,948)	189,569,562	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		665,285		1,509
Issuance of common stock in offerings	17,867,390	$ 1,996		$ 5		17,865,389			17,867,390
Stock issued as compensation expense (in shares)		16,786
Stock issued as compensation expense	393,333	$ 50				393,283			393,333
Class P OP Units compensation	355,134					355,134			355,134
Offering costs	(1,205,317)					(1,205,317)			(1,205,317)
Reclassification to redeemable common stock	3,723,565					3,723,565			3,723,565
Repurchases of common stock (in shares)		(690,018)		(851)
Repurchases of common stock	(17,576,261)	$ (2,070)		$ (3)		(17,574,188)			(17,576,261)
Distributions declared	(11,701,828)							(11,701,828)	(11,701,828)
Net loss	(49,141,910)							(49,141,910)	(49,141,910)
Ending balance (in shares) at Dec. 31, 2020		7,874,541		62,860
Ending balance at Dec. 31, 2020	182,886,668	$ 7,874	23,623	$ 63	189	224,288,417	224,272,542	(92,012,686)	132,283,668	50,603,000
Beginning balance (in shares) at Mar. 31, 2020		7,886,899		62,547
Beginning balance at Mar. 31, 2020	191,294,801	$ 7,887		$ 63		224,865,187		(84,181,336)	140,691,801	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		185,182		648
Issuance of common stock in offerings	4,851,043	$ 185		$ 1		4,850,857			4,851,043
Stock issued as compensation expense (in shares)		2,272
Stock issued as compensation expense	70,000	$ 2				69,998			70,000
Class P OP Units compensation	88,784					88,784			88,784
Offering costs	(265,270)					(265,270)			(265,270)
Distributions declared	(3,270,291)							(3,270,291)	(3,270,291)
Net loss	(2,209,910)							(2,209,910)	(2,209,910)
Ending balance (in shares) at Jun. 30, 2020		8,045,711		62,550
Ending balance at Jun. 30, 2020	189,662,529	$ 8,045		$ 63		228,712,958		(89,661,537)	139,059,529	50,603,000
Beginning balance (in shares) at Dec. 31, 2020		7,874,541		62,860
Beginning balance at Dec. 31, 2020	182,886,668	$ 7,874	$ 23,623	$ 63	$ 189	224,288,417	$ 224,272,542	(92,012,686)	132,283,668	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		203,157		471
Issuance of common stock in offerings	4,561,611	$ 203				4,561,408			4,561,611
Stock issued as compensation expense (in shares)		8,521
Stock issued as compensation expense	201,250	$ 9				201,241			201,250
Class P OP Units compensation	1,191,732					1,191,732			1,191,732
Offering costs	(810,632)					(810,632)			(810,632)
Reclassification to redeemable common stock	(1,068,807)					(1,068,807)			(1,068,807)
Distributions declared	(3,968,187)							(3,968,187)	(3,968,187)
Net loss	(1,905,491)							(1,905,491)	(1,905,491)
Ending balance (in shares) at Jun. 30, 2021		7,490,414		63,331
Ending balance at Jun. 30, 2021	168,041,287	$ 7,490		$ 63		215,317,098		(97,886,364)	117,438,287	50,603,000
Beginning balance (in shares) at Mar. 31, 2021		7,524,210		63,101
Beginning balance at Mar. 31, 2021	172,146,694	$ 7,524		$ 63		216,444,117		(94,908,010)	121,543,694	50,603,000
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in offering (in shares)		75,600		230
Issuance of common stock in offerings	1,804,545	$ 76				1,804,469			1,804,545
Stock issued as compensation expense (in shares)		4,470
Stock issued as compensation expense	110,000	$ 4				109,996			110,000
Class P OP Units compensation	657,087					657,087			657,087
Offering costs	(400,788)					(400,788)			(400,788)
Reclassification to redeemable common stock	(626,133)					(626,133)			(626,133)
Distributions declared	(1,976,511)							(1,976,511)	(1,976,511)
Net loss	(1,001,843)							(1,001,843)	(1,001,843)
Ending balance (in shares) at Jun. 30, 2021		7,490,414		63,331
Ending balance at Jun. 30, 2021	$ 168,041,287	$ 7,490		$ 63		$ 215,317,098		$ (97,886,364)	$ 117,438,287	$ 50,603,000